Net Assets	1 Months Ended	12 Months Ended
	Jun. 30, 2023	Sep. 30, 2023
Equity [Abstract]
Net Assets

Note 3. Net Assets

As of June 30, 2023, the Fund was beneficially owned 98% by GCP HS Fund and 2% by GCP CLO Sub.

Profits and losses are allocated to the Beneficial Owners in proportion to their respective beneficial ownership percentage.

Note 10. Net Assets

Share Issuances

On April 27, 2023, an affiliate of the Investment Adviser purchased 2,000 shares of the Company’s Class F common shares (reclassified as Class I shares) at a purchase price of $25.00 per share.

On June 14, 2023, the Company completed the Private Offering and entered into subscription agreements with the Private Offering Investors for total commitments of $650.3 million to purchase the Company’s Class F common shares. Following the completion of the Private Offering and prior to the commencement of the Public Offering, the Company’s Class F shares were reclassified as Class I shares. On June 30, 2023, the Company received the Private Offering subscription proceeds and issued 26,010,927.600 Class F common shares (reclassified as Class I shares) at a purchase price of $25.00 per share.

In connection with its formation, the Company has the authority to issue an unlimited number of common shares of beneficial interest at $0.01 per share par value. The Company offers on a continuous basis up to $5.0 billion of common shares of beneficial interest pursuant to the Public Offering. The Company has applied for exemptive relief from the SEC that, if granted, will permit the Company to offer to sell any combination of three classes of common shares, Class S shares, Class D shares and Class I shares, through the Public Offering with a dollar value up to the maximum offering amount. There is no assurance, however, that the relief will be granted. The Company will accept purchase orders and hold investors’ funds in an interest-bearing escrow account until the Company receives purchase orders for at least 100 investors in such class and the Company’s Board has authorized the release of the funds in the escrow account. The share classes have different ongoing distribution and/or shareholder servicing fees.

In connection with the Public Offering, the Company sells shares at an offering price per share as determined in accordance with a share pricing policy. Under such policy, in connection with each monthly closing on the sale of shares of Class S shares, Class D shares and Class I shares, the Board has authorized the Investment Adviser to establish a net offering price that it believes reflects a price per share that is no less than the then-current NAV per share. The following table summarizes the net offering price per share of Class I shares during the period from June 30, 2023 (commencement of operations) to September 30, 2023:

Net Offering Price Per Share
For the Month Ended	Class I
July 31, 2023	$25.00
August 31, 2023	25.05
September 30, 2023	25.00

Distributions and Distribution Reinvestment

The Board authorizes and declares monthly distribution amounts per share that are recorded by the Company on the record date. The following table summarizes the Company’s dividend declarations and distributions with a record date during the period from June 30, 2023 (commencement of operations) to September 30, 2023:

			Class I
			Shares	Amount	Total Dividends
Date Declared	Record Date	Payment Date	Outstanding	Per Share	Declared
July 31, 2023	July 31, 2023	August 29, 2023	26,012,927.600	$0.21	$5,463
August 3, 2023	August 31, 2023	September 29, 2023	26,072,695.096	0.21	5,475
August 3, 2023	September 30, 2023	October 30, 2023	26,133,510.522	0.21	5,488
Total dividends declared for the period from June 30, 2023 (commencement of operations) to September 30, 2023					$16,426

The following table summarizes the Company’s distributions reinvested during the period from June 30, 2023 (commencement of operations) to September 30, 2023:

	Class I
Payment Date	DRIP Shares Issued	NAV ($) per share	DRIP Shares Value (1)
August 29, 2023	59,767.496	$25.00	$1,494
September 29, 2023	60,815.426	25.05	1,524
	120,582.922		$3,018
(1)	Reflects DRIP shares issued multiplied by the unrounded NAV per share.

Share Repurchase Program

At the discretion of the Board, the Company intends to commence a share repurchase program in which the Company intends to repurchase, in each quarter, up to 5% of the NAV of the Company’s common shares outstanding as of the close of the previous calendar quarter. The Board may amend, suspend or terminate the share repurchase program if it deems such action to be in the best interest of shareholders. As a result, share repurchases may not be available each quarter. The Company intends to conduct such repurchase offers in accordance with the requirements of Rule 13e-4 promulgated under the Securities Exchange Act of 1934, as amended, and the 1940 Act. All shares purchased pursuant to the terms of each tender offer will be retired and thereafter will be authorized and unissued shares.

Under the share repurchase program, to the extent the Company offers to repurchase shares in any particular quarter, it is expected to repurchase shares pursuant to tender offers on or around the last business day of the first month of such quarter using a purchase price equal to the NAV per share as of the last calendar day of the prior quarter, except that shares that have not been outstanding for at least one year will be repurchased at 98% of such NAV (an “Early Repurchase Deduction”). The one-year holding period is measured as of the subscription closing date immediately following the prospective repurchase date. The Early Repurchase Deduction will be retained by the Company for the benefit of remaining shareholders.

During the period from June 30, 2023 (commencement of operations) to September 30, 2023, the Company did not repurchase any shares.